Schedule of Company Nonvested Shares (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning			64,823
Weighted Average Grant Date Fair Value Beginning			$ 5.74
Number of Shares Granted			254,824	71,558
Weighted Average Grant Date Fair Value Granted
Number of Shares Vested	(260,000)	(260,000)	(260,000)
Number of Shares Ending				64,823
Weighted Average Grant Date Fair Value Ending				$ 5.74
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning		285,841	105,480	39,698
Weighted Average Grant Date Fair Value Beginning		$ 2.17	$ 0.56	$ 3.27
Number of Shares Granted			826,384	120,850
Weighted Average Grant Date Fair Value Granted			$ 2.31	$ 5.04
Number of Shares Vested			(261,745)	(50,693)
Weighted Average Grant Date Fair Value Vested			$ 2.69	$ 21.52
Number of Shares Cancelled/Forfeited			(384,278)	(4,375)
Weighted Average Grant Date Fair Value Cancelled/Forfeited			$ 2.21	$ 16.00
Number of Shares Ending	285,841	285,841	285,841	105,480	39,698
Weighted Average Grant Date Fair Value Ending	$ 2.17	$ 2.17	$ 2.17	$ 0.56	$ 3.27